Organization and Summary of Significant Accounting Policies - Cash and Due from Banks (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Organization and Summary of Significant Accounting Policies
Average cash reserves required with Federal Reserve Bank	$ 38.0	$ 36.6